ACQUISITION - Summary of purchase consideration and allocation of purchase consideration (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Kemmerer Mine
Business Acquisition [Line Items]
Cash bonding obligation	$ 24.7
Acquisition-related costs	1.6
Deferred issuance costs	5.1
Purchase consideration:
Cash consideration	76.5
Fair value of liabilities assumed:
Postretirement medical cost obligations	49.2
Asset retirement obligations	19.4
Pension obligations	15.6
Deferred revenue	2.2	2.2
Accrued liabilities	1.6
Total fair value of liabilities assumed	88.0
Total purchase consideration	164.5
Allocation of purchase consideration:
Inventories	9.6
Land and mineral rights	65.5
Plant and equipment	89.4
Total assets	164.5
10.75% Senior Notes [Member]
Business Acquisition [Line Items]
Senior secured note face amount	$ 125.0
10.75% Senior Notes [Member] | Kemmerer Mine
Business Acquisition [Line Items]
Stated interest rate	10.80%
Issue price (as a percent of face value)	95.50%